Subsequent Events Subsequent Events (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 10, 2021 vessel	Feb. 05, 2021 vessel	Oct. 22, 2020 vessel
Subsequent Event [Line Items]
Payments to Acquire Property, Plant, and Equipment | $			$ 29,600	$ 16,025	$ 11,628	$ 5,827
Aframax Tanker
Subsequent Event [Line Items]
Number Of Vessels				2
Aframax Tanker
Subsequent Event [Line Items]
Number Of Vessels									2
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment | $		$ 32,000
Subsequent Event [Member] | Aframax Tanker
Subsequent Event [Line Items]
Number Of Vessels								2
Subsequent Event [Member] | Aframax Tanker
Subsequent Event [Line Items]
Number Of Vessels							6
Payments to Acquire Property, Plant, and Equipment | $	$ 128,800